Finance cost - Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Summary of Net Finance (Cost) Income

The net finance (cost) income is comprised of the following for the years ended December 31, 2019, 2020 and 2021:

	2019		2020		2021
Interest income from cash equivalents	Ps.	464,499	Ps.	313,837	Ps.	361,683
Interest on recovered taxes		22,691		19,236		3,262
Gain on derivative financial instruments		97,449		29,100		51,656
Interests in favor of hedge		71,854		9,173		-
Other		9,336		39,166		3,670
Total finance income		665,829		410,512		420,271
Interest cost from bank loans		(177,504)		(228,689)		(196,582)
Interest cost from hedges		(1,284)		(171,353)		(280,395)
Loss in market value		(247,219)		(72,878)		-
Other financing costs		(23,967)		(52,109)		(39,481)
Interest cost for debt securities		(975,772)		(989,221)		(1,170,082)
Total finance cost		(1,425,746)		(1,514,250)		(1,686,540)
Exchange gain		1,187,240		3,048,706		1,259,326
Exchange loss		(1,098,455)		(3,379,190)		(1,020,987)
Exchange gain (loss) - Net		88,785		(330,484)		238,339
Finance cost - Net	Ps.	(671,132)	Ps.	(1,434,222)	Ps.	(1,027,930)